Business Combinations (Details 2) - Emerald Health Naturals [Member]	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Balance, December 31, 2018
Share of loss for the year	(765,635)
Balance, December 31, 2019	$ (765,635)